Exhibit 99.5 Schedule 4

Valuation Securitization Report
LOAN INFORMATION										ORIGINATION VALUES													AVM VALUES							DESK REVIEW VALUES						BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					OTHER VALUES					UPDATED MULTIPROPERTY VALUES
Customer Loan ID	Seller Loan ID	Subject Address	Subject City	Subject State	Subject Zip	Note Date	Original Loan Amount	Sales Price	PIW Indicator	Appraised Value	Value for LTV	Appraisal Form Type	Appraisal Date	Appraisal Company Name	AVM Confidence Score	AVM FSD Score	Market Condition	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	AVM FSD Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
XXXX	7554397	XXXX	XXXX	XX	XXXX	XX/XX/XXXX	XXXX		No	XXXX	XXXX	1004	XX/XX/XXXX	XXXX																XXXX	XXXX	0.000%	XXXX		XX/XX/XXXX																									XXXX
XXXX	7915962	XXXX	XXXX	XX	XXXX	XX/XX/XXXX	XXXX		No	XXXX	XXXX	1073	XX/XX/XXXX	XXXX			Stable													XXXX	XXXX	0.000%	XXXX		XX/XX/XXXX																									XXXX